Long-Term Debt - Summary of Changes in Longterm Debt (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Disclosure of detailed information about borrowings [line items]
Carrying amount, beginning balance	$ 2,409.7	$ 1,645.4
Issuance	409.9	964.3
Repayment	(779.4)	(52.8)
Effect of foreign currency exchange rate changes	(26.8)	(116.1)
Other	27.1	(31.1)
Carrying amount, ending balance	2,040.5	2,409.7
Term facility [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount, beginning balance	2,276.3	1,606.7
Issuance	380.8	835.0
Repayment	(776.8)	(20.2)
Effect of foreign currency exchange rate changes	(14.8)	(118.9)
Other	25.6	(26.3)
Carrying amount, ending balance	1,891.1	2,276.3
Term loans [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount, beginning balance	133.4	38.7
Issuance	29.1	129.3
Repayment	(2.6)	(32.6)
Effect of foreign currency exchange rate changes	(12.0)	2.8
Other	1.5	(4.8)
Carrying amount, ending balance	$ 149.4	$ 133.4